UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08207

T. Rowe Price Tax-Efficient Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 29

Date of reporting period: February 29, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
February 29, 2024
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PREFX Tax-Efficient Equity Fund –
.
TEEFX Tax-Efficient Equity Fund–
.
I Class

T. ROWE PRICE Tax-Efficient Equity Fund
HIGHLIGHTS
The Tax-Efficient Equity Fund has outperformed other multi-cap growth portfolios, as measured by the Lipper Multi-Cap Growth Funds Index, over the last 1-,
3-, 5-, and 10-year periods on a pretax basis (see page 7). It has dramatically outperformed them on an after-tax basis.
The fund outperformed the Lipper Multi-Cap Growth Funds Index during our fiscal year ended February 29, 2024. The fund was roughly in line with its benchmark, the Russell 3000 Growth Index.
The fund’s tax efficiency remains very high, which means that the portfolio’s after-tax returns are very close to its pretax returns. While most equity portfolio managers are focused exclusively on pretax returns—which usually leads to large annual distributions of taxable capital gains and after-tax returns that are materially lower than their pretax returns—our focus on after-tax returns makes this fund nearly unique.
We continue to adhere to the basic tenets of our strategy, which we believe has made it successful over the long term. We also believe that our disciplined investment process will produce favorable pretax and after-tax results over time.
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.com/personal-investing/help/fees-and-
minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE Tax-Efficient Equity Fund
Market Commentary

Dear Shareholder
Global stock and bond indexes were broadly positive during your fund’s fiscal year, the 12-month period ended February 29, 2024, as the U.S. economy remained healthy despite tighter monetary policy. Technology companies benefited from investor enthusiasm for artificial intelligence developments and led the equity rally, while fixed income benchmarks delivered positive results even though there were headwinds from rising longer-term interest rates.
The S&P 500 Index, Nasdaq Composite Index, and Dow Jones Industrial
Average all reached record highs during the period. Growth stocks outperformed value shares, and developed market stocks generally outpaced their emerging markets counterparts. Within the S&P 500, the information technology, communication services, and consumer discretionary sectors were all lifted by the tech rally and recorded significant gains. Conversely, the defensive utilities sector had the weakest returns. Meanwhile, the financials sector bounced back from the failure of three large regional banks in the spring of 2023 and produced solid results in the second half of the period.
The U.S. economy was the strongest among the major markets. Jobs growth remained solid over the 12-month period, helping to fuel consumer spending.
Corporate fundamentals were also broadly supportive. Year-over-year earnings growth contracted in the first half of 2023, but earnings rebounded in the third and fourth quarters. Markets remained resilient despite a debt ceiling standoff in the U.S., the outbreak of war in the Middle East, the continuing conflict between Russia and Ukraine, and a sluggish economic recovery in China.
Inflation, as measured by the consumer price index, fell from 6.0% to 3.1%
by the end of the period but remained above the Federal Reserve’s long-term
2% goal. In response to the above-target inflation readings, the Fed raised its short-term lending benchmark rate to a target range of 5.25% to 5.50% in
July, the highest level since March 2001, but then held rates steady over the remainder of the period. At its final meeting of the period, in late January, the central bank removed language from its post-meeting statement that pointed to additional policy tightening, but subsequent communications from Fed Chair
Jerome Powell in February indicated that policymakers are in no hurry to begin cutting rates.
U.S. Treasury yields were volatile during the period as investors adjusted their expectations for the path of monetary policy. After starting the period at 3.92%, the benchmark 10-year Treasury note yield briefly reached 5.00% in October

T. ROWE PRICE Tax-Efficient Equity Fund

for the first time since late 2007 before falling back to 3.88% by the end of 2023.
However, more hawkish Fed communications in early 2024 pressured Treasury bond prices, driving the 10-year yield back up to 4.25% by period-end.
Municipal bonds outperformed Treasuries during the period, supported by new issuance levels that remained below longer-term averages. The sector continued
to see outflows in 2023 but at a significantly lower level than in 2022. Elsewhere in the fixed income market, high yield corporate bonds produced strong returns, supported by the higher coupons that have become available since the
Fed began hiking rates about two years ago as well as by increasing hopes that the economy might be able to avoid a recession.
Global economies and markets showed surprising resilience in 2023, but considerable uncertainty remains as we look ahead. Geopolitical events, the path of monetary policy, and the impact of the Fed’s rate hikes on the economy all raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to help identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Tax-Efficient Equity Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks to maximize after-tax growth of capital through investments primarily in common stocks.
FUND COMMENTARY
How did the fund perform in the past 12 months?
Growth stocks produced robust returns over the last year, as inflation subsided and the Federal Reserve signaled that it was finished raising short-term interest rates. The Tax-Efficient Equity Fund returned 43.28% in the one-year period ended February 29, 2024. As shown in the Performance Comparison table, it was roughly in line with its benchmark, the Russell 3000 Growth Index, but surpassed the Lipper Multi-Cap Growth Funds Index. Investors should note that the fund’s short-term absolute performance is highly unusual and unlikely to be sustained. (Performance for the fund’s I Class shares will vary due to a different fee structure. The fund’s I Class shares are designed to be sold to various institutional investors and generally require a minimal initial investment of $500,000. Past performance cannot guarantee future results. )
What factors influenced the
fund’s performance?
The fund’s relative
performance over the
last 12 months was
supported by strong stock
selection in the industrials
and business services,
consumer discretionary,
and information technology
sectors. However, our
stock choices among consumer staples companies and our overweight to the financials sector—which lagged the robust information technology and communication services sectors—essentially offset these positives.
In the industrials and business services sector, where we favor high-quality companies that provide more stable earnings under varying economic conditions, our stakes in companies such as aerospace and defense firm
Transdigm Group, automobile salvage auction marketplace operator Copart, and HVAC systems provider Trane Technologies produced very strong absolute returns. In the consumer discretionary space, where we seek companies with good business models, excellent cash flow, and other favorable attributes that
PERFORMANCE COMPARISON
Total Return
Periods Ended 2/29/24 6 Months 12 Months
Tax-Efficient Equity Fund –
.
19.23% 43.28%
Tax-Efficient Equity Fund–
.
I  Class 19.32 43.46
Russell 3000 Growth Index 17.79 43.97
Lipper Multi-Cap Growth
Funds Index 17.57 37.54

T. ROWE PRICE Tax-Efficient Equity Fund

leave them in a position of relative strength, our underweight in automaker
Tesla and avoidance of other companies that underperformed helped relative performance. Also, our stakes in fast-casual restaurant operator Chipotle
Mexican Grill and athleisure apparel maker Lululemon Athletica were strong contributors. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
In the information technology sector, we are broadly diversified but favor companies with strong business models in industries with high barriers to entry and low risk of commoditization. This is usually a winner-takes-all space, and we try to avoid value traps whose business models are challenged by competing products or services. Our underweight position in Apple—
which is one of our largest holdings in the portfolio—added value, as the
iPhone maker underperformed other technology companies over the last year. Our overweight allocation to semiconductor company NVIDIA, another top and long-term holding and a dominant maker of chips used for artificial intelligence, was a major contributor to our performance. In addition, our overweight stakes in semiconductor capital equipment company KLA, cybersecurity software provider Crowdstrike, and cloud-based internet security provider Zscaler were advantageous.
On the other hand, our consumer staples stock selection hurt our relative results. We have a modest allocation to the sector, as we believe most companies are mature and fairly valued within the space. Our positions in companies such as discount retailer Dollar General, warehouse club operator BJ’s Wholesale Club, and chocolate maker Hershey underperformed their benchmark peers. However, our underweight to the sector reduced these negatives.
Since its inception, the fund has made only minimal taxable distributions, reflecting our attempts to generate strong, long-term after-tax returns. While most equity portfolio managers are only focused on pretax returns—which usually result in large annual distributions of taxable capital gains and after-tax returns that are materially lower than their pretax returns—our focus on after-
tax performance makes this fund nearly unique among its peers. To help us minimize taxable events, we work to keep the portfolio’s turnover rate low. The
16.79% portfolio turnover rate over the last 12 months reflects our efforts to keep the realization of capital gains low and our long-term focus.
How is the fund positioned?
Some of the portfolio’s fundamental characteristics were similar to those of the benchmark. For example, the historical earnings growth rate of our holdings over the last five years (19.8%) matched that of the index. The fund’s projected long-term earnings growth rate (16.0%) also matched that of the benchmark,

T. ROWE PRICE Tax-Efficient Equity Fund

while its estimated 12-month forward price/earnings ratio (32.4) was slightly higher than that of the index (30.2). However, the return on equity (ROE) of the portfolio’s holdings for the latest 12 months excluding charges (37.7%)
was lower than that of the Russell 3000 Growth Index (39.6%). We consider a high ROE—which measures how effectively and efficiently a company and its management are using stockholder investments—to be desirable, though we do not necessarily seek companies with the highest ROEs. We prefer businesses with steady and sustainable growth and profitability, rather than companies whose growth and profitability are unsustainably high.
The portfolio’s investment-weighted median market capitalization at the end of February was about $442.9 billion versus $582.5 billion for the benchmark.
While we prefer mid-cap stocks over larger companies because we believe the former offer better long-term growth potential, the rapid appreciation of certain mega-cap, tech-oriented growth companies has led to a considerable increase in both the portfolio’s and the Russell benchmark’s median market cap and concentration. In fact, large-cap growth stocks have substantially outperformed other investment styles in the last five years. For example, the
Russell 1000 Growth Index produced an average annual total return of 18.77%
in the five-year period ended February 29, 2024, versus 11.59% for the Russell
Midcap Growth Index and 6.50% for the small-cap Russell 2000 Growth Index.
As our longer-term investors know, we focus our efforts on stock selection and do not make major sector bets. Also, we keep our cash position very low because successful market timing is virtually impossible. As shown in the Sector Diversification table on page 6, the fund’s information technology allocation was our largest in absolute terms and represented an overweight versus the benchmark. We are broadly diversified in the tech sector in light of its volatility.

T. ROWE PRICE Tax-Efficient Equity Fund

Our second-largest sector
allocation in absolute terms
was consumer discretionary,
which we are underweighting.
In this sector, which includes an
eclectic assortment of businesses,
including retailers, restaurants,
and casinos, we emphasize leading
companies within their respective
niches and avoid retailers that
Amazon.com can easily attack. Our
communication services allocation
was very close to that of the index,
but we were underweighting health
care stocks at the end of February.
We are reasonably diversified in
the health care space but favor
managed care companies reflective
of demographic factors and desires
for increased access to health
care services, as well as health
care equipment and supplies companies. To a lesser degree, we also look for innovative biotechnology companies with promising products that address large, unmet medical needs.
Elsewhere in the portfolio, we are underweighting consumer staples and overweighting financials, as mentioned earlier. In the latter, we seek differentiated companies, such as capital markets-oriented companies, with high returns on invested capital. We have very little exposure to the real estate, energy, and materials sectors because most companies in these areas do not meet our growth criteria.
What is portfolio management’s outlook?
The economy has remained resilient over the last year, even though the Federal
Reserve raised short-term interest rates through the end of July and then held them steady through the end of our fiscal year. Although inflation—which has fallen materially since mid-2022—remains above the Fed’s long-term 2% target, investors are hopeful that the central bank will lower rates later in 2024. It remains to be seen if the Fed will achieve a soft landing for the economy.
SECTOR DIVERSIFICATION
Percent of Net Assets
as of 2/29/24
Tax-Efficient
Equity Fund
Russell
3000
Growth
Index
Information Technology 45.3% 43.3%
Consumer Discretionary 13.9 15.0
Communication Services 11.1 11.3
Health Care 9.7 11.1
Financials 9.0 6.4
Industrials and Business
Services 7.1 6.4
Consumer Staples 1.8 4.0
Materials 0.9 0.9
Energy 0.7 0.6
Real Estate 0.4 0.9
Utilities 0.0 0.1
Other and Reserves 0.1 0.0
Total 100.0% 100.0%

T. ROWE PRICE Tax-Efficient Equity Fund

While stock market returns were broadly positive, the last 12 months have been challenging for many active managers, due to factors such as the outperformance of volatile stocks and expensive companies, as well as hype about the potential for artificial intelligence that prompted some investors to be more risk-seeking. Many quality mid-cap growth companies—which we favor—have lagged a small number of mega-cap growth stocks, and being disciplined from a valuation perspective has hurt our performance versus the
Russell benchmark in recent years. Nevertheless, we believe that valuation always matters and that it is just a question of time until elevated valuations revert to the mean. Overweighting expensive companies is extraordinarily risky and something we avoid.
Investment-grade fixed income securities generated modestly positive returns over the last year, thanks to a sharp drop in Treasury yields in late 2023, though yields have rebounded partially amid reduced expectations for aggressive Fed rate cuts in 2024. Although bond yields are more attractive than they were when the Fed started raising rates about two years ago, we continue to believe that bonds are unattractive long-term investments and that equities remain a better choice for those who seek capital growth over time. As always, we encourage equity investors to stay focused on their long-term financial goals and remain fully invested.
Despite varying environments in which growth stocks have occasionally lagged other investment styles, the portfolio has outperformed its Lipper peer group index on a pretax basis over the 1-, 3-, 5-, and 10-year periods ended
February 29, 2024. We believe adhering to the basic tenets of our strategy—
staying fully invested, focusing on longer-term investment horizons, favoring quality companies, and factoring valuations and risks into our portfolio decisions—has made it successful over the long term. We also believe that our disciplined process of researching and selecting reasonably priced growth companies with attractive attributes will continue to produce favorable pretax and after-tax results over time.
The fund’s average annual total returns on a pretax basis for the 1-, 3-, 5-, and
10-year periods ended February 29, 2024, were 43.28% , 8.49% , 15.41% , and
13.40% , respectively. The Lipper Multi-Cap Growth Funds Index’s returns for the same periods were 37.54%, 3.41%, 13.52%, and 11.78%, respectively, on a pretax basis. On an after-tax basis, the fund returned 43.07% , 8.18% , 15.08% , and 12.99% , while the index returned 36.94%, 1.73%, 11.65%, and 9.75% for the same periods, respectively.

T. ROWE PRICE Tax-Efficient Equity Fund

The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1-800-225-5132 or, for I Class shares, 1-800-638-8790.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Tax-Efficient Equity Fund

RISKS OF INVESTING IN THE TAX-EFFICIENT EQUITY FUND
Common stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a particular company or industry.
The fund’s focus on large and medium-sized companies subjects the fund to the risks that larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and that they may be less capable of responding quickly to competitive challenges and industry changes. Because the fund focuses on large and medium-sized companies, its share price could be more volatile than that of a fund that invests only in large companies. Medium-sized companies typically have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies.
Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. The fund’s growth approach to investing could cause it to underperform when compared with other stock funds that employ a different investment style. Growth stocks tend to be more volatile than certain other types of stocks, and their prices may fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market. In addition, the fund’s attempts at investing in a tax-efficient manner could cause it to underperform similar funds that do not make tax efficiency a primary focus.
BENCHMARK INFORMATION
Note: Portions of the mutual fund information contained in this report was supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2024 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: London Stock Exchange Group plc and its group undertakings
(collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies.  “Russell
®
” is/are a trademark(s)
of the relevant LSE Group companies and is/are used by any other LSE Group

T. ROWE PRICE Tax-Efficient Equity Fund

company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither
LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication. The LSE Group is not responsible for the formatting or configuration of this material or for any inaccuracy in T. Rowe Price’s presentation thereof.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE Tax-Efficient Equity Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
2/29/24
Microsoft 10.1%
Apple 8.0
NVIDIA 7.4
Amazon.com 5.2
Alphabet 5.1
Meta Platforms 4.0
Visa 3.0
Eli Lilly 2.4
Mastercard 2.0
Broadcom 1.9
KLA 1.4
UnitedHealth Group 1.4
Synopsys 1.0
Home Depot 1.0
Intuit 0.9
Adobe 0.9
Accenture 0.9
Tesla 0.9
Salesforce 0.8
Netflix 0.8
O'Reilly Automotive 0.7
Hilton Worldwide Holdings 0.7
McKesson 0.7
Chipotle Mexican Grill 0.7
ServiceNow 0.7
Total 62.6%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Tax-Efficient Equity Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
TAX-EFFICIENT EQUITY FUND
Note: Performance for the I Class shares will vary due to their differing fee structure. See the
Average Annual Compound Total Return table on the next page.

T. ROWE PRICE Tax-Efficient Equity Fund

AVERAGE ANNUAL COMPOUND TOTAL RETURN
EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has two share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, and the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Periods Ended 2/29/24 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Tax-Efficient Equity Fund –
.
43.28% 15.41% 13.40% – –
Tax-Efficient Equity Fund–
.
I  Class 43.46 15.54 – 15.94% 7/6/17
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results. When assessing performance, investors should consider both short- and long-term returns. Investors should note that the short-term performance for the fund is highly unusual and unlikely to be sustained.
Tax-Efficient Equity Fund 0.85%
Tax-Efficient Equity Fund–I Class 0.70
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE Tax-Efficient Equity Fund

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
TAX-EFFICIENT EQUITY FUND
Beginning
Account Value
9/1/23
Ending
Account Value
2/29/24
Expenses Paid
During Period*
9/1/23 to 2/29/24
Investor Class
Actual $1,000.00 $1,192.30 $4.47
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.79   4.12
I Class
Actual   1,000.00   1,193.20   3.76
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.43   3.47
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.82%, and
the
2
I Class was 0.69%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Tax-Efficient Equity Fund

QUARTER-END RETURNS
Periods Ended 12/31/23 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Tax-Efficient Equity Fund 36.98% 16.46% 12.64% – –
After Taxes on Distributions 36.78  16.12  12.22  – –
After Taxes on Distributions
and Sale of Fund Shares 22.03  13.30  10.47  – –
Tax-Efficient Equity Fund–
I Class 37.19  16.58  – 14.56% 7/6/17
After Taxes on Distributions 36.95  16.22  – 14.11  –
After Taxes on Distributions
and Sale of Fund Shares 22.16  13.40  – 11.82  –
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
2
I Class shares, 1-800-638-8790.
This table provides returns through the most recent calendar quarter-end rather than through the end of the fund’s fiscal period. Average annual total returns include changes in principal value, reinvested dividends, and capital gain distributions.
The returns presented in this table reflect the return before taxes; the return after taxes on dividends and capital gain distributions; and the return after taxes on dividends, capital gain distributions, and gains (or losses) from the redemption of shares held for 1-, 5-, and 10-year or since-inception periods, as applicable. After-tax returns reflect the highest federal income tax rates but exclude state and local taxes. The after-tax returns reflect the rates applicable to ordinary and qualified dividends and capital gains effective in 2003. During periods when the fund incurs a loss, the post-liquidation after-tax return may exceed the fund’s other returns because the loss generates a tax benefit that is factored into the result.
An investor’s actual after-tax return will likely differ from those shown and depend on the investor's tax situation. The fund’s past returns (before and after taxes) do not necessarily indicate future performance. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Tax-Efficient Equity Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
2/29/24 2/28/23 2/28/22 2/28/21 2/29/20
NET ASSET VALUE
Beginning of period $ 44.43 $ 52.30 $ 51.35 $ 36.51 $ 32.86
Investment activities
Net investment income (loss)
(1)(2)
(0.05) 0.01 (0.14) (0.06) 0.06
Net realized and unrealized gain/
loss 19.24 (7.51) 2.36 15.91 3.80
Total from investment activities 19.19 (7.50) 2.22 15.85 3.86
Distributions
Net investment income — — — (0.02) (0.06)
Net realized gain (0.35) (0.37) (1.27) (0.99) (0.15)
Total distributions (0.35) (0.37) (1.27) (1.01) (0.21)
Redemption fees added to paid-in
capital
(1)(3)
— — — — —
(4)
NET ASSET VALUE
End of period $ 63.27 $ 44.43 $ 52.30 $ 51.35 $ 36.51

T. ROWE PRICE Tax-Efficient Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
2/29/24 2/28/23 2/28/22 2/28/21 2/29/20
Ratios/Supplemental Data
Total return
(2)(5)
43.28% (14.32)% 4.01% 43.53% 11.73%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.83% 0.85% 0.76% 0.78% 0.79%
Net expenses after waivers/
payments by Price Associates 0.83% 0.85% 0.76% 0.78% 0.78%
Net investment income (loss) (0.10)% 0.03% (0.25)% (0.14)% 0.17%
Portfolio turnover rate 16.8% 21.2% 9.6% 25.7% 22.9%
Net assets, end of period (in
thousands) $358,258 $250,733 $412,425 $628,056 $540,648
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The fund charged redemption fees through March 31, 2019.
(4)
Amounts round to less than $0.01 per share.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Tax-Efficient Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
2/29/24 2/28/23 2/28/22 2/28/21 2/29/20
NET ASSET VALUE
Beginning of period $ 44.53 $ 52.39 $ 51.40 $ 36.50 $ 32.85
Investment activities
Net investment income (loss)
(1)(2)
0.02 0.09 (0.07) (0.02) 0.09
Net realized and unrealized gain/
loss 19.29 (7.53) 2.33 15.93 3.80
Total from investment activities 19.31 (7.44) 2.26 15.91 3.89
Distributions
Net investment income (0.05) (0.05) — (0.02) (0.09)
Net realized gain (0.35) (0.37) (1.27) (0.99) (0.15)
Total distributions (0.40) (0.42) (1.27) (1.01) (0.24)
NET ASSET VALUE
End of period $ 63.44 $ 44.53 $ 52.39 $ 51.40 $ 36.50
Ratios/Supplemental Data
Total return
(2)(3)
43.46% (14.18)% 4.08% 43.71% 11.82%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.69% 0.70% 0.68% 0.69% 0.70%
Net expenses after waivers/
payments by Price Associates 0.69% 0.69% 0.68% 0.69% 0.69%
Net investment income (loss) 0.04% 0.19% (0.12)% (0.05)% 0.26%
Portfolio turnover rate 16.8% 21.2% 9.6% 25.7% 22.9%
Net assets, end of period (in
thousands) $669,527 $454,269 $429,930 $144,127 $78,366
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Tax-Efficient Equity Fund
February 29, 2024

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.6%
COMMUNICATION SERVICES 11.1%
Entertainment 1.3%
Electronic Arts  8,100 1,130
Endeavor Group Holdings, Class A  2,700 65
Netflix  (1) 12,900 7,778
ROBLOX, Class A  (1) 14,500 579
Spotify Technology  (1) 13,156 3,373
Take-Two Interactive Software  (1) 1,152 169
13,094
Interactive Media & Services 9.3%
Alphabet, Class C  (1) 376,080 52,568
Match Group  (1) 8,225 296
Meta Platforms, Class A  84,700 41,514
Pinterest, Class A  (1) 18,000 661
95,039
Media 0.5%
Omnicom Group  10,800 955
Trade Desk, Class A  (1) 50,000 4,271
5,226
Total Communication Services 113,359
CONSUMER DISCRETIONARY 13.9%
Automobile Components 0.0%
Mobileye Global, Class A  (1)(2) 3,000 76
76
Automobiles 1.0%
Ferrari (2) 2,240 952
Tesla  (1) 44,175 8,918
9,870
Broadline Retail 5.5%
Amazon.com (1) 300,860 53,180
Coupang  (1) 23,500 435
MercadoLibre  (1) 1,600 2,552
Ollie's Bargain Outlet Holdings  (1) 1,792 144
56,311
Distributors 0.1%
Pool  2,281 908
908
Diversified Consumer Services 0.1%
Bright Horizons Family Solutions  (1) 700 80
Duolingo  (1)(2) 500 120

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Service Corp. International  12,880 943
1,143
Hotels, Restaurants & Leisure 3.2%
Airbnb, Class A  (1) 13,472 2,121
Booking Holdings  (1) 1,007 3,493
Chipotle Mexican Grill  (1) 2,600 6,991
Churchill Downs  1,700 207
Darden Restaurants  2,000 341
Domino's Pizza  3,537 1,586
DoorDash, Class A  (1) 11,500 1,433
DraftKings, Class A  (1) 49,700 2,153
Expedia Group  (1) 1,800 246
Hilton Worldwide Holdings  36,500 7,458
Hyatt Hotels, Class A  (2) 500 77
MGM Resorts International  (1) 23,800 1,030
Restaurant Brands International  (2) 12,802 994
Royal Caribbean Cruises  (1) 2,800 345
Starbucks  20,275 1,924
Vail Resorts  300 69
Wingstop  2,200 772
Wynn Resorts  1,300 137
Yum! Brands  13,000 1,800
33,177
Household Durables 0.1%
NVR (1) 150 1,144
1,144
Specialty Retail 3.2%
AutoZone (1) 1,204 3,619
Burlington Stores  (1) 1,400 287
Carvana  (1) 1,200 91
Five Below  (1) 5,300 1,064
Floor & Decor Holdings, Class A  (1) 500 61
Home Depot  25,840 9,835
O'Reilly Automotive  (1) 7,053 7,670
RH  (1) 200 55
Ross Stores  13,200 1,966
TJX  33,077 3,279
Tractor Supply  7,152 1,819
Ulta Beauty  (1) 5,400 2,962
Williams-Sonoma  (2) 900 212
32,920
Textiles, Apparel & Luxury Goods 0.7%
Lululemon Athletica  (1) 8,960 4,185
NIKE, Class B  23,749 2,468

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Skechers USA, Class A  (1) 3,500 217
6,870
Total Consumer Discretionary 142,419
CONSUMER STAPLES 1.8%
Beverages 1.2%
Brown-Forman, Class B  4,712 284
Celsius Holdings  (1)(2) 26,500 2,163
Constellation Brands, Class A  8,000 1,988
Diageo, ADR  (2) 5,500 829
Monster Beverage  (1) 33,456 1,977
PepsiCo  33,300 5,506
12,747
Consumer Staples Distribution & Retail 0.4%
BJ's Wholesale Club Holdings  (1) 12,500 913
Casey's General Stores  500 152
Dollar General  7,048 1,024
Dollar Tree  (1) 1,000 147
Performance Food Group  (1) 26,000 1,996
4,232
Food Products 0.1%
Freshpet (1) 800 91
Hershey  5,583 1,049
1,140
Household Products 0.0%
Church & Dwight  919 92
92
Personal Care Products 0.1%
elf Beauty  (1) 1,200 250
Estee Lauder, Class A  4,300 639
889
Total Consumer Staples 19,100
ENERGY 0.7%
Energy Equipment & Services 0.2%
Halliburton  46,500 1,631
Noble  1,900 79
1,710
Oil, Gas & Consumable Fuels 0.5%
APA  3,000 89
Cheniere Energy  8,100 1,257
Chesapeake Energy  900 75
Coterra Energy  18,500 477
Diamondback Energy  6,100 1,113

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Magnolia Oil & Gas, Class A  6,500 147
Matador Resources  2,900 183
Permian Resources  17,900 279
Pioneer Natural Resources  8,200 1,929
5,549
Total Energy 7,259
FINANCIALS 9.0%
Banks 0.1%
NU Holdings, Class A  (1) 48,500 537
537
Capital Markets 2.2%
Ares Management, Class A  14,600 1,936
BlackRock  1,200 974
Blue Owl Capital  13,500 243
Cboe Global Markets  7,179 1,378
Charles Schwab  15,583 1,041
CME Group  7,310 1,611
FactSet Research Systems  1,100 509
KKR  11,000 1,081
LPL Financial Holdings  5,100 1,366
MarketAxess Holdings  3,760 802
Moody's  4,961 1,882
Morningstar  600 179
MSCI  4,300 2,412
S&P Global  9,937 4,257
Tradeweb Markets, Class A  28,640 3,031
22,702
Financial Services 6.0%
Apollo Global Management  37,500 4,192
Block  (1) 11,000 874
Euronet Worldwide  (1) 700 77
Fiserv  (1) 20,200 3,015
FleetCor Technologies  (1) 5,600 1,564
Mastercard, Class A  43,700 20,747
Toast, Class A  (1) 9,000 207
Visa, Class A  110,800 31,316
WEX  (1) 667 147
62,139
Insurance 0.7%
Arch Capital Group  (1) 6,700 587
Arthur J Gallagher  6,500 1,586
Globe Life  1,400 178
Hartford Financial Services Group  15,300 1,466

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Kinsale Capital Group  700 361
Marsh & McLennan  12,500 2,528
Ryan Specialty Holdings  (1) 5,400 283
6,989
Total Financials 92,367
HEALTH CARE 9.7%
Biotechnology 1.3%
Alkermes (1) 3,000 89
Alnylam Pharmaceuticals  (1) 2,301 348
Apellis Pharmaceuticals  (1) 2,700 167
Argenx, ADR  (1) 2,743 1,042
Ascendis Pharma, ADR  (1) 600 89
BeiGene, ADR  (1)(2) 900 149
BioNTech, ADR  (1) 7,528 670
Exact Sciences  (1) 3,600 207
Legend Biotech, ADR  (1) 3,200 209
Moderna  (1) 1,000 92
Neurocrine Biosciences  (1) 2,945 384
Regeneron Pharmaceuticals  (1) 4,200 4,058
Sarepta Therapeutics  (1) 1,700 217
Vaxcyte  (1) 1,300 96
Vertex Pharmaceuticals  (1) 14,199 5,974
13,791
Health Care Equipment & Supplies 1.1%
Align Technology  (1) 2,800 847
Dexcom  (1) 21,828 2,512
Globus Medical, Class A  (1) 2,700 146
IDEXX Laboratories  (1) 2,762 1,589
Inspire Medical Systems  (1) 600 107
Insulet  (1) 1,200 197
Intuitive Surgical  (1) 8,991 3,467
Lantheus Holdings  (1) 2,000 131
Masimo  (1)(2) 600 77
Novocure  (1) 4,000 61
Penumbra  (1) 3,400 799
ResMed  2,700 469
Shockwave Medical  (1) 2,500 652
STERIS  865 201
11,255
Health Care Providers & Services 3.1%
Acadia Healthcare  (1) 1,300 109
Cardinal Health  5,500 616
Cencora  2,600 613
Chemed  500 313

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Elevance Health  7,747 3,883
HCA Healthcare  5,100 1,590
Humana  2,553 894
McKesson  13,500 7,039
Molina Healthcare  (1) 6,114 2,408
Tenet Healthcare  (1) 2,400 223
UnitedHealth Group  29,100 14,364
32,052
Health Care Technology 0.2%
Veeva Systems, Class A  (1) 7,692 1,735
1,735
Life Sciences Tools & Services 1.3%
Agilent Technologies  11,208 1,539
Bio-Rad Laboratories, Class A  (1) 300 98
Bio-Techne  5,000 368
Bruker  3,000 260
Charles River Laboratories International  (1) 400 102
Danaher  3,800 962
ICON  (1) 1,100 353
IQVIA Holdings  (1) 4,000 989
Mettler-Toledo International  (1) 1,313 1,637
Repligen  (1) 3,100 601
Thermo Fisher Scientific  8,019 4,572
West Pharmaceutical Services  5,100 1,828
13,309
Pharmaceuticals 2.7%
Elanco Animal Health  (1) 5,000 79
Eli Lilly  32,100 24,193
Zoetis  19,568 3,881
28,153
Total Health Care 100,295
INDUSTRIALS & BUSINESS SERVICES 7.1%
Aerospace & Defense 0.9%
Axon Enterprise  (1) 7,600 2,336
BWX Technologies  1,400 141
HEICO  1,800 348
Hexcel  1,300 97
Howmet Aerospace  4,000 266
L3Harris Technologies  3,617 766
Northrop Grumman  2,700 1,245
TransDigm Group  3,428 4,037
9,236

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Building Products 0.3%
Advanced Drainage Systems  1,900 310
Allegion  1,700 217
Carrier Global  1,600 89
Fortune Brands Innovations  1,800 146
Trane Technologies  6,400 1,805
Trex  (1) 2,700 248
2,815
Commercial Services & Supplies 1.5%
Cintas  7,300 4,589
Clean Harbors  (1) 3,100 565
Copart  (1) 74,800 3,976
RB Global  3,500 266
Republic Services  6,500 1,193
Rollins  21,000 925
Waste Connections  21,710 3,613
15,127
Construction & Engineering 0.2%
Comfort Systems USA  500 153
Quanta Services  8,300 2,005
Valmont Industries  700 148
WillScot Mobile Mini Holdings  (1) 3,100 148
2,454
Electrical Equipment 0.6%
AMETEK  5,287 953
Eaton  10,500 3,034
Hubbell  4,100 1,561
Rockwell Automation  2,472 705
Vertiv Holdings, Class A  1,500 101
6,354
Ground Transportation 1.2%
Canadian Pacific Kansas City  12,000 1,020
Landstar System  600 114
Old Dominion Freight Line  4,867 2,154
Saia  (1) 575 331
Uber Technologies  (1) 85,000 6,757
Union Pacific  7,600 1,928
12,304
Industrial Conglomerates 0.1%
Roper Technologies  1,842 1,003
1,003
Machinery 0.6%
AGCO  700 77

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Cummins  3,663 984
Deere  8,847 3,230
Graco  1,200 109
Otis Worldwide  1,000 95
Parker-Hannifin  3,000 1,606
RBC Bearings  (1) 600 164
Toro  1,000 92
Westinghouse Air Brake Technologies  800 113
6,470
Professional Services 0.9%
Automatic Data Processing  7,000 1,758
Booz Allen Hamilton Holding  3,826 565
Broadridge Financial Solutions  9,161 1,865
Dayforce  (1) 2,063 144
Equifax  4,214 1,153
FTI Consulting  (1) 700 145
KBR  3,000 180
Paychex  7,900 969
Paycom Software  1,000 182
Paylocity Holding  (1) 2,500 421
TransUnion  2,600 202
Verisk Analytics  7,281 1,761
9,345
Trading Companies & Distributors 0.8%
Fastenal  23,600 1,723
Ferguson  10,600 2,241
SiteOne Landscape Supply  (1) 4,700 792
United Rentals  2,500 1,733
Watsco  3,268 1,288
7,777
Total Industrials & Business Services 72,885
INFORMATION TECHNOLOGY 45.0%
Communications Equipment 0.7%
Arista Networks  (1) 17,400 4,829
Ciena  (1) 2,000 114
Motorola Solutions  6,500 2,148
7,091
Electronic Equipment, Instruments & Components 0.9%
Amphenol, Class A  52,386 5,723
CDW  11,015 2,712
Celestica  (1)(2) 2,000 85
Keysight Technologies  (1) 1,418 219
TE Connectivity  1,200 172

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Zebra Technologies, Class A  (1) 246 69
8,980
IT Services 2.0%
Accenture, Class A  23,836 8,933
Cloudflare, Class A  (1) 8,700 857
EPAM Systems  (1) 400 122
Gartner  (1) 7,600 3,538
Globant  (1) 100 22
GoDaddy, Class A  (1) 4,500 514
MongoDB  (1) 4,800 2,149
Shopify, Class A  (1) 35,000 2,673
Snowflake, Class A  (1) 7,546 1,421
20,229
Semiconductors & Semiconductor Equipment 14.1%
Advanced Micro Devices  (1) 34,551 6,652
Analog Devices  10,675 2,048
Broadcom  14,900 19,377
Enphase Energy  (1) 1,600 203
Entegris  21,860 2,937
First Solar  (1) 400 62
KLA  21,100 14,397
Lam Research  4,760 4,466
Lattice Semiconductor  (1) 11,157 855
Marvell Technology  14,700 1,053
Microchip Technology  52,822 4,444
MKS Instruments  (2) 500 61
Monolithic Power Systems  3,412 2,457
NVIDIA  96,000 75,947
ON Semiconductor  (1) 14,500 1,144
Onto Innovation  (1) 1,600 295
QUALCOMM  34,575 5,456
Taiwan Semiconductor Manufacturing, ADR  21,800 2,805
Teradyne  3,000 311
144,970
Software 19.2%
Adobe (1) 17,000 9,525
Appfolio, Class A  (1) 900 218
AppLovin, Class A  (1) 2,500 149
Autodesk  (1) 7,791 2,011
Bentley Systems, Class B  5,949 306
BILL Holdings  (1) 1,400 89
Cadence Design Systems  (1) 18,789 5,719
Canva, Acquisition Date: 8/16/21 - 11/4/21, Cost $719  (1)(3)(4) 422 450
Confluent, Class A  (1) 7,200 244

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Crowdstrike Holdings, Class A  (1) 14,054 4,556
CyberArk Software  (1) 1,000 264
Databricks, Class A, Acquisition Date: 7/24/20 - 8/28/20,
Cost $82  (1)(3)(4) 5,133 377
Datadog, Class A  (1) 23,063 3,032
Descartes Systems Group  (1) 1,700 147
DoubleVerify Holdings  (1) 1,900 59
Dynatrace  (1) 6,448 319
Elastic  (1) 1,900 254
Fair Isaac  (1) 2,000 2,540
Fortinet  (1) 83,000 5,736
HubSpot  (1) 1,600 990
Intuit  14,500 9,612
Manhattan Associates  (1) 6,900 1,748
Microsoft  252,125 104,289
Monday.com  (1)(2) 1,000 223
nCino  (1) 200 6
Nutanix, Class A  (1) 3,400 215
Palantir Technologies, Class A  (1) 50,500 1,266
Palo Alto Networks  (1) 15,800 4,907
Procore Technologies  (1) 1,200 94
PTC  (1) 7,900 1,446
Salesforce  (1) 26,095 8,059
Samsara, Class A  (1) 46,500 1,606
ServiceNow  (1) 8,800 6,788
Snyk, Acquisition Date: 9/3/21, Cost $144  (1)(3)(4) 10,031 102
Socure, Acquisition Date: 12/22/21, Cost $159  (1)(3)(4) 9,912 62
Synopsys  (1) 17,328 9,942
Tanium, Class B, Acquisition Date: 9/24/20, Cost $53  (1)(3)(4) 4,598 22
Tyler Technologies  (1) 6,294 2,751
Workday, Class A  (1) 12,500 3,683
Workiva  (1) 687 59
Zscaler  (1) 14,800 3,581
197,446
Technology Hardware, Storage & Peripherals 8.1%
Apple  457,000 82,603
Pure Storage, Class A  (1) 3,000 158
Super Micro Computer  (1) 600 519
83,280
Total Information Technology 461,996
MATERIALS 0.9%
Chemicals 0.6%
CF Industries Holdings  2,000 161
Linde  4,600 2,065

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
PPG Industries  2,600 368
RPM International  1,300 150
Sherwin-Williams  9,814 3,259
6,003
Construction Materials 0.2%
Vulcan Materials  9,000 2,393
2,393
Containers & Packaging 0.0%
Avery Dennison  582 126
126
Metals & Mining 0.1%
BHP Group, ADR  (2) 12,000 688
Steel Dynamics  2,000 268
956
Total Materials 9,478
REAL ESTATE 0.4%
Industrial Real Estate Investment Trusts 0.0%
Rexford Industrial Realty, REIT  1,000 51
51
Real Estate Management & Development 0.1%
CoStar Group  (1) 14,380 1,251
1,251
Residential Real Estate Investment Trusts 0.1%
Equity LifeStyle Properties, REIT  10,900 734
734
Retail Real Estate Investment Trusts 0.0%
Simon Property Group, REIT  2,000 296
296
Specialized Real Estate Investment Trusts 0.2%
CubeSmart, REIT  21,100 920
Lamar Advertising, Class A, REIT  10,200 1,128
2,048
Total Real Estate 4,380
UTILITIES 0.0%
Independent Power & Renewable Electricity Producer 0.0%
Vistra  5,500 300
Total Utilities 300
Total Common Stocks (Cost $416,250) 1,023,838

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS 0.3%
HEALTH CARE 0.0%
Biotechnology 0.0%
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $137  (1)(3)(4) 16,937 62
Total Health Care 62
INFORMATION TECHNOLOGY 0.3%
Software 0.3%
Canva, Series A, Acquisition Date: 11/4/21, Cost $43  (1)(3)(4) 25 27
Databricks, Series F, Acquisition Date: 10/22/19, Cost $223  (1)(3)
(4) 15,573 1,145
Databricks, Series G, Acquisition Date: 2/1/21, Cost $252  (1)(3)(4) 4,257 313
Databricks, Series H, Acquisition Date: 8/31/21, Cost $818  (1)(3)
(4) 11,136 818
DataRobot, Series G, Acquisition Date: 6/11/21, Cost $186  (1)(3)
(4) 6,806 33
Rappi, Series E, Acquisition Date: 9/8/20, Cost $523  (1)(3)(4) 8,757 199
Snyk, Series F, Acquisition Date: 9/3/21 - 12/14/22, Cost $240  (1)
(3)(4) 16,810 171
Socure, Series A, Acquisition Date: 12/22/21, Cost $194  (1)(3)(4) 12,046 75
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $159  (1)(3)(4) 9,887 62
Socure, Series B, Acquisition Date: 12/22/21, Cost $3  (1)(3)(4) 178 1
Socure, Series E, Acquisition Date: 10/27/21, Cost $368  (1)(3)(4) 22,915 143
Tanium, Series G, Acquisition Date: 8/26/15, Cost $141  (1)(3)(4) 28,431 140
Total Information Technology 3,127
Total Convertible Preferred Stocks (Cost $3,287) 3,189
SHORT-TERM INVESTMENTS 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 5.39%  (5)(6) 616,727 617
Total Short-Term Investments (Cost $617) 617

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 0.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 5.39%  (5)(6) 4,543,376 4,543
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 4,543
Total Securities Lending Collateral (Cost $4,543) 4,543
Total Investments in Securities
100.4% of Net Assets
(Cost $424,697) $ 1,032,187
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 3 . All or a portion of this security is on loan at February 29, 2024.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$4,202 and represents 0.4% of net assets.
(4) See Note 2. Level 3 in fair value hierarchy.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Tax-Efficient Equity Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended February 29, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.39% $ — $ — $ 29++
Totals $ —# $ — $ 29+
Supplementary Investment Schedule
Affiliate
Value
02/28/23
Purchase
Cost
Sales
Cost
Value
02/29/24
T. Rowe Price Government
Reserve Fund, 5.39% $ 7,761  ¤   ¤ $ 5,160
Total $ 5,160^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3 .
+ Investment income comprised $29 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $5,160.

T. ROWE PRICE Tax-Efficient Equity Fund
February 29, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $424,697) $ 1,032,187
Dividends receivable 638
Receivable for shares sold 524
Receivable for investment securities sold 381
Other assets 43
Total assets 1,033,773
Liabilities
Obligation to return securities lending collateral 4,543
Payable for investment securities purchased 660
Investment management fees payable 505
Payable for shares redeemed 160
Due to affiliates 35
Payable to directors 1
Other liabilities 84
Total liabilities 5,988
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 1,027,785

T. ROWE PRICE Tax-Efficient Equity Fund
February 29, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 617,355
Paid-in capital applicable to 16,215,880 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 410,430
NET ASSETS $ 1,027,785
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $358,258; Shares outstanding: 5,662,464) $ 63.27
I Class
(Net assets: $669,527; Shares outstanding: 10,553,416) $ 63.44

T. ROWE PRICE Tax-Efficient Equity Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
2/29/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $18) $ 6,044
Securities lending 13
Total income 6,057
Expenses
Investment management 5,319
Shareholder servicing
Investor Class $ 413
I Class 77 490
Prospectus and shareholder reports
Investor Class 34
I Class 16 50
Custody and accounting 199
Registration 65
Legal and audit 29
Proxy and annual meeting 16
Directors 3
Miscellaneous 20
Waived / paid by Price Associates (35)
Total expenses 6,156
Net investment loss (99)
Realized and Unrealized Gain / Loss –
Net realized gain on securities 26,206
Change in net unrealized gain / loss on securities 281,322
Net realized and unrealized gain / loss 307,528
INCREASE IN NET ASSETS FROM OPERATIONS
$ 307,429

T. ROWE PRICE Tax-Efficient Equity Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
2/29/24 2/28/23
Increase (Decrease) in Net Assets
Operations
Net investment income (loss) $ (99) $ 956
Net realized gain (loss) 26,206 (7,401)
Change in net unrealized gain / loss 281,322 (113,384)
Increase (decrease) in net assets from operations 307,429 (119,829)
Distributions to shareholders
Net earnings
Investor Class (1,931) (2,148)
I Class (4,118) (4,239)
Decrease in net assets from distributions (6,049) (6,387)
Capital share transactions
*
Shares sold
Investor Class 39,877 40,068
I Class 60,054 148,920
Distributions reinvested
Investor Class 1,795 2,003
I Class 3,593 3,657
Shares redeemed
Investor Class (39,578) (148,653)
I Class (44,338) (57,132)
Increase (decrease) in net assets from capital share
transactions 21,403 (11,137)

T. ROWE PRICE Tax-Efficient Equity Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
2/29/24 2/28/23
Net Assets
Increase (decrease) during period 322,783 (137,353)
Beginning of period 705,002 842,355
End of period $ 1,027,785 $ 705,002
*Share information (000s)
Shares sold
Investor Class 750 883
I Class 1,147 3,178
Distributions reinvested
Investor Class 31 47
I Class 63 85
Shares redeemed
Investor Class (762) (3,172)
I Class (859) (1,268)
Increase (decrease) in shares outstanding 370 (247)

T. ROWE PRICE Tax-Efficient Equity Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Tax-Efficient Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Tax-Efficient Equity Fund
(the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to maximize after-tax growth of capital through investments primarily in common stocks. The fund has two classes of shares: the
Tax-Efficient Equity Fund (Investor Class) and the Tax-Efficient Equity Fund–I Class
(I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes;
and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/
loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from

T. ROWE PRICE Tax-Efficient Equity Fund

securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

T. ROWE PRICE Tax-Efficient Equity Fund

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable,

T. ROWE PRICE Tax-Efficient Equity Fund

including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 29, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,022,825 $ — $ 1,013 $ 1,023,838
Convertible Preferred Stocks — — 3,189 3,189
Short-Term Investments 617 — — 617
Securities Lending Collateral 4,543 — — 4,543
Total $ 1,027,985 $ — $ 4,202 $ 1,032,187

T. ROWE PRICE Tax-Efficient Equity Fund

Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At February 29, 2024, the value of loaned securities was
$4,547,000; the value of cash collateral and related investments was $4,543,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $156,041,000 and $140,886,000, respectively, for the year ended February 29, 2024.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

T. ROWE PRICE Tax-Efficient Equity Fund

Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
At February 29, 2024, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At February 29, 2024, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to late-year ordinary loss deferrals. The fund
($000s)
February 29,
2024
February 28,
2023
Ordinary income (including short-term capital gains,
if any) $ 503 $ 509
Long-term capital gain 5,546 5,878
Total distributions $ 6,049 $ 6,387
($000s)
Cost of investments $ 424,927
Unrealized appreciation $ 609,678
Unrealized depreciation (2,418)
Net unrealized appreciation (depreciation) $ 607,260
($000s)
Undistributed long-term capital gain $ 10,280
Net unrealized appreciation (depreciation) 607,260
Loss carryforwards and deferrals (185)
Total distributable earnings (loss) $ 617,355

T. ROWE PRICE Tax-Efficient Equity Fund

has elected to defer certain losses to the first day of the following fiscal year for late-
year ordinary loss deferrals. During the year ended February 29, 2024, the fund utilized
$9,951,000 of capital loss carryforwards.
NOTE 5 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At February 29, 2024, the effective annual group fee rate was 0.29%.
Effective November 1, 2023, the Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. Prior to November 1, 2023, the Investor Class was not subject to a contractual expense limitation. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage;
non-recurring, extraordinary expenses; and acquired fund fees and expenses) that

T. ROWE PRICE Tax-Efficient Equity Fund

would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay
Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the year ended February 29, 2024 as indicated in the table below.
Including this amount, expenses previously waived/paid by Price Associates in the amount of $102,000 remain subject to repayment by the fund at February 29, 2024. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended
Investor Class I Class
Expense limitation/I Class Limit 0.99% 0.05%
Expense limitation date 06/30/25 06/30/25
(Waived)/repaid during the period ($000s) $— $(35)

T. ROWE PRICE Tax-Efficient Equity Fund

February 29, 2024, expenses incurred pursuant to these service agreements were
$113,000 for Price Associates and $187,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended February 29,
2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Prior to January 1, 2024, Price Associates had voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades. For the year ended February 29, 2024, this reimbursement amounted to $6,000, which is included in Net realized gain (loss) on
Securities in the Statement of Operations.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including

T. ROWE PRICE Tax-Efficient Equity Fund

reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Tax-Efficient Equity Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Tax-Efficient Funds, Inc. and
Shareholders of T. Rowe Price Tax-Efficient Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Tax-Efficient Equity Fund (constituting T.
Rowe Price Tax-Efficient Funds, Inc., referred to hereafter as the "Fund") as of February
29, 2024, the related statement of operations for the year ended February 29, 2024, the statement of changes in net assets for each of the two years in the period ended February
29, 2024, including the related notes, and the financial highlights for each of the five years in the period ended February 29, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 29, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 29, 2024 and the financial highlights for each of the five years in the period ended February 29, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Tax-Efficient Equity Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of February 29, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
April 18, 2024
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Tax-Efficient Equity Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 2/29/24
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $5,550,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $5,658,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than
20%.
For corporate shareholders, $5,287,000 of the fund's income qualifies for the dividends-
received deduction.
INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Tax-Efficient Equity Fund

TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE Tax-Efficient Equity Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates,
Inc. (T. Rowe Price), and its affiliates. The business address of each director and officer is 100 East
Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[193]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present) and Director of the FHLBanks Office of Finance; Chief Executive Officer, Bazemore Consulting LLC (2018
to 2021); Director, Chimera Investment Corporation (2017 to 2021);
Director, First Industrial Realty Trust (2020 to present); Director, Federal
Home Loan Bank of Pittsburgh (2017 to 2019)
Melody Bianchetto
(1966)
2023
[193]
Vice President for Finance, University of Virginia (2015 to 2023)
Bruce W. Duncan
(1951)
2013
[193]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to
2021); Chair of the Board (2016 to 2020) and President (2009 to 2016),
First Industrial Realty Trust, owner and operator of industrial properties;
Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board
(2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston
Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2012
[193]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride
(1956)
2013
[193]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)

T. ROWE PRICE Tax-Efficient Equity Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Mark J. Parrell
(1966)
2023
[193]
Board of Trustees Member and Chief Executive Officer (2019 to present),
President, EQR (2018 to present), Executive Vice President and Chief
Financial Officer, EQR (2007 to 2018), and Senior Vice President and
Treasurer, EQR (2005 to 2007); Member, Nareit Dividends Through
Diversity, Equity & Inclusion CEO Council, Treasurer of Nareit (2023),
and Chair, Nareit 2021 Audit and Investment Committee (2021); Advisory
Board, Ross Business School at University of Michigan (2015 to 2016);
Member, National Multifamily Housing Council and served as Chair of the Finance Committee (2015 to 2016); Member, Economic Club of
Chicago; Director, Brookdale Senior Living, Inc. (2015 to 2017); Director,
Aviv REIT, Inc. (2013 to 2015); Director, Real Estate Roundtable and
the 2022 Executive Board Nareit; Board of Directors and Chair of the
Finance Committee, Greater Chicago Food Depository
Kellye L. Walker
(1966)
2021
[193]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2023, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[193]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Australia, T. Rowe Price Hong Kong (Price
Hong Kong), T. Rowe Price Japan (Price Japan), and T. Rowe Price
Singapore (Price Singapore); General Counsel, Vice President, and
Secretary, T. Rowe Price Group, Inc.; Chair of the Board, Chief Executive
Officer, President, and Secretary, T. Rowe Price Trust Company;
Principal Executive Officer and Executive Vice President, all funds
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Tax-Efficient Equity Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[193]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe
Price Group, Inc., and T. Rowe Price Trust Company; Vice President,
Global Funds
(a)
All information about the interested directors was current as of December 31, 2023, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With Tax-Efficient Funds  Principal Occupation(s)
Kennard W. Allen (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ziad Bakri, M.D., CFA (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Armando (Dino) Capasso (1974)
Chief Compliance Officer and Vice President
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019)
Jean-Marc Corredor (1976)
Vice President
Vice President, Price International, Price Investment
Management, T. Rowe Price Investment Services,
Inc., T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Tax-Efficient Equity Fund

Name (Year of Birth)
Position Held With Tax-Efficient Funds  Principal Occupation(s)
Cheryl Emory (1963)
Assistant Secretary
Assistant Vice President and Assistant Secretary,
T. Rowe Price; Assistant Secretary, T. Rowe Price
Group, Inc., Price Investment Management, Price
International, Price Hong Kong, Price Singapore,
T. Rowe Price Investment Services, Inc., T. Rowe
Price Retirement Plan Services, Inc., and T. Rowe
Price Trust Company
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company; formerly,
Tax Director, Invesco Ltd. (to 2021); Vice President,
Oppenheimer Funds, Inc. (to 2019)
Kate Hobbs (1982)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Portfolio Manager, Millennium
Partners (to 2020)
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Trust Company
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Robert P. McDavid (1972)
Vice President
Vice President, T. Rowe Price, Price Investment
Management, T. Rowe Price Investment Services,
Inc., and T. Rowe Price Trust Company
Anna Nussbaum, CFA (1994)
Vice President
Employee, T. Rowe Price; formerly, Equity Research
Associate, William Blair & Company (to 2020)
Donald J. Peters (1959)
President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price
Group, Inc., T. Rowe Price Investment Services,
Inc., T. Rowe Price Services, Inc., and T. Rowe Price
Trust Company
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Weijie (Vivian) Si (1983)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Matthew J. Snowling, CFA (1971)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
James Stillwagon (1982)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Tax-Efficient Equity Fund

Name (Year of Birth)
Position Held With Tax-Efficient Funds  Principal Occupation(s)
Steven Strycula (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Sellside Equity Research,
Executive Director, UBS Investment Bank (to 2020)
Anthony B. Wang  (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Mark R. Weigman, CFA, CIC  (1962)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Ellen York (1988)
Vice President
Vice President, Price Investment Management and
T. Rowe Price
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202404-3377841 F136-050 4/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)   Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$23,064	$21,409
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)  The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,180,000 and $1,454,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Efficient Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 18, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	April 18, 2024